Financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	€ 102,792	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	4,838	4,486
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	56,486	48,717
Financial assets at fair value through comprehensive income	114,505	120,953
Financial assets at amortised cost	1,003,417	958,378
Derivatives
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	54,867	67,137
Equity instruments
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	13,545	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,607	3,234
Financial assets at fair value through comprehensive income	2,751	2,783
Debt instruments asset
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	34,114	37,894
Non-trading financial assets mandatorily at fair value through profit or loss	810	700
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,763	2,979
Financial assets at fair value through comprehensive income	103,549	108,903
Financial assets at amortised cost	29,038	26,078
Loans and advances
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	265	299
Non-trading financial assets mandatorily at fair value through profit or loss	421	552
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	53,723	45,738
Financial assets at fair value through comprehensive income	8,205	9,267
Financial assets at amortised cost	974,379	932,300
Loans and advances - Central banks
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	4,881	9,481
Financial assets at fair value through comprehensive income	0	0
Financial assets at amortised cost	13,548	12,499
Loans and advances - Credit institutions
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	0	3
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	23,910	12,136
Financial assets at fair value through comprehensive income	0	0
Financial assets at amortised cost	40,136	37,838
Loans and advances - Customers
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	265	296
Non-trading financial assets mandatorily at fair value through profit or loss	421	552
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	24,932	24,121
Financial assets at fair value through comprehensive income	8,205	9,267
Financial assets at amortised cost	€ 920,695	€ 881,963